Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2022
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents

	JPY (millions) As of March 31
	2021	2022
Cash and deposits	¥335,027	¥389,059
Short-term investments	631,195	460,637
Total	¥966,222	¥849,695